FORM N-CSR/S


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

 =============================================================

       SEMIANNUAL REPORT
       USAA GROWTH & INCOME FUND
       FUND SHARES o ADVISER SHARES
       JANUARY 31, 2014

 =============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

================================================================================

================================================================================

growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         22

   Financial Statements                                                      23

   Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH & INCOME FUND (THE FUND) SEEKS CAPITAL GROWTH WITH A SECONDARY INVESTMENT OBJECTIVE OF CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.



IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company           Barrow, Hanley, Mewhinney & Strauss, LLC
   JOHN P. TOOHEY, CFA                      MARK GIAMBRONE, CPA
   WASIF A. LATIF                           JAMES P. BARROW
   JOHN B. JARES, CFA                       RAY NIXON, JR.
                                            TIMOTHY J. CULLER, CFA
Wellington Management Company, LLP          LEWIS ROPP*
   MATTHEW E. MEGARGEL, CFA
   FRANCIS J. BOGGAN, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA GROWTH & INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares had a total return of 9.01% and 8.86%, respectively. This compares to returns of 7.50% for the Russell 3000(R) Index (the Index) and 7.45% for the Lipper Multi-Cap Core Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company, LLP (Wellington) and Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) are subadvisers to the Fund. The investment adviser and each subadviser provides day-to-day discretionary management for a portion of the Fund's assets.

   *Effective January 1, 2014, Lewis Ropp co-manages the Fund and replaces Robert J. Chambers whose retirement was effective December 31, 2013.

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA GROWTH & INCOME FUND

================================================================================

o  HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM DURING THE REPORTING
   PERIOD?

   For the reporting period, our portion of the portfolio did well due to strong stock selection in the consumer staples, information technology, and industrials sectors, more than offsetting weaker selection in the energy sector. Sector allocation, a result of bottom-up stock selection, modestly contributed to relative return. Underweights to the utilities and telecommunication services sectors and an overweight to the health care sector added to relative performance. This was partially offset by a small cash position.

   Top contributors to relative performance included iGate Corp., an outsourced IT services provider; Norfolk Southern Corp., a rail transportation and freight shipping company; and Flowserve Corp., a manufacturer of flow control equipment and systems. The largest detractors from relative return included Citigroup, Inc. (Citigroup), a U.S.-based financial services provider; Cisco Systems, Inc., a networking systems and communication products provider; and Dollar Tree, Inc., a discount variety store operator.

o  HOW IS WELLINGTON MANAGEMENT POSITIONED?

   We believe that the U.S. economy is poised for continued moderate growth, which is in line with consensus expectations. Gross domestic product and manufacturing data both point to a fairly healthy outlook, the housing market remains constructive, and the employment picture is gradually improving. The fiscal drag from last year's congressional standoff should gradually abate, and the U.S. Federal Reserve (the Fed) is likely to keep its zero interest rate policy through 2014, and to only modestly taper (or reduce) its asset purchases this year. Disruptions related to the Affordable Care Act, rising interest rates, and elevated equity valuations are the biggest obstacles facing the stock market. At the end of the period, our largest overweights were to the health care, consumer discretionary, and industrials sectors, while we remained

   iGate Corp. was sold out of the Fund prior to January 31, 2014.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   underweight in the materials, utilities, and telecommunication services sectors.

o  HOW DID THE BHMS PORTION PERFORM DURING THE REPORTING PERIOD?

   We have been positioned for continued, if somewhat gradual, economic improvement. In this vein, we have viewed a number of companies within the economically sensitive industrials sector as attractively valued, and our largest overweight was to the industrials sector, which proved helpful. In addition, selection within the sector was the largest contributor to the Fund's relative performance. Within the industrials sector, we have sought to hold companies with strong global brands and the potential to grow faster than the economy. Standout performers included a pair of defense-oriented companies, Raytheon Co. and General Dynamics Corp. Stock selection within the energy sector was another leading source of positive relative return. The top performer among our energy holdings was BP plc, which has continued to show improvement since the aftermath of the Gulf Coast disaster. The only material detractor for the period came from selection within the consumer discretionary sector. The principal laggards among our holdings there were retailer Target Corp. (Target) and slot machine manufacturer International Game Technology. Target's results have been hurt recently by a weak retail environment, and by negative sentiment due to a major breach of their customer credit card data. In addition, banking giant Citigroup lagged as the company is regarded as more vulnerable to developments in emerging markets, and as having more exposure to any slowdown in global growth. We view Citigroup as having broad-based operations, strong management, and a focus on returning capital to shareholders; we expect Citigroup to weather the short-term volatility in emerging markets.

================================================================================

4  | USAA GROWTH & INCOME FUND

================================================================================

o  WHAT IS BHMS' OUTLOOK?

   Our portion of the Fund continues to be positioned for a gradually improving economy, and we favor less expensive companies in more economically sensitive sectors such as the industrials sector. In our view, Europe appears to have stabilized and may even be poised to join the United States as a positive contributor to global growth. Economic activity in China bears continued monitoring, but for the most part we view recent issues with emerging markets as reflecting the nature of the asset class, which is always vulnerable to short-term turmoil.

   While holding many stocks with attractive dividends, we also continue to focus on broader measures of valuation including low payout ratios and solid earnings prospects that together suggest the potential for long-term growth in dividends. In this vein, we are avoiding the utilities sector while maintaining a significant weighting in consumer discretionary stocks. We remain confident that our bottom-up approach to evaluating stocks will continue to generate solid ideas consistent with the Fund's focus on individual company valuations and fundamentals.

o HOW DID THE PORTION OF THE FUND MANAGED BY USAA ASSET MANAGEMENT COMPANY PERFORM DURING THE REPORTING PERIOD?

   Our portion of the Fund posted a positive performance during the reporting period. Portfolio performance outpaced the Index in all but two market sectors. Fund returns were led by holdings in the technology, industrials, and health care sectors. Strong stock selection in computer hardware, semiconductors, railroads, and biotechnology industries contributed the most to overall returns. The energy and consumer discretionary sector holdings lagged the market. Within the energy sector, unfavorable stock selection in our exploration and

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   production, integrated oil, and energy service holdings detracted. In addition, an underweight to media-related companies held back relative performance within the consumer discretionary sector.

o  WHAT IS USAA ASSET MANAGEMENT COMPANY'S OUTLOOK?

   Looking ahead, we believe that our portion of the Fund is positioned for continued economic growth in the United States based on overweight positions in the technology and industrials sectors, and a neutral weight in the health care sector. We are also slightly underweight in the financials sector, where we are focused on companies that benefit from rising rates. Defensive sectors including consumer staples and utilities are significantly underweighted.

   Thank you for your investment in the Fund.

================================================================================

6  | USAA GROWTH & INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA GROWTH & INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USGRX)


--------------------------------------------------------------------------------
                                          1/31/14                   7/31/13
--------------------------------------------------------------------------------

Net Assets                            $1,403.6 Million          $1,418.3 Million
Net Asset Value Per Share                  $21.06                    $19.39


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
  8/01/13-1/31/14*            1 Year             5 Years              10 Years

       9.01%                  24.46%              18.98%               6.10%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                              5 Years                         10 Years

   35.91%                              17.97%                           6.62%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      0.96%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 3000        LIPPER MULTI-CAP           USAA GROWTH &
                      INDEX           CORE FUNDS INDEX        INCOME FUND SHARES
 1/31/2004         $10,000.00            $10,000.00               $10,000.00
 2/29/2004          10,134.72             10,155.31                10,154.95
 3/31/2004          10,014.42             10,040.04                10,009.99
 4/30/2004           9,807.35              9,828.66                 9,832.82
 5/31/2004           9,949.89              9,946.38                 9,954.62
 6/30/2004          10,147.64             10,166.55                10,240.33
 7/31/2004           9,763.90              9,749.70                 9,813.88
 8/31/2004           9,804.11              9,742.53                 9,764.04
 9/30/2004           9,954.82              9,950.86                 9,932.46
10/31/2004          10,118.32             10,100.99                10,015.60
11/30/2004          10,588.68             10,608.03                10,519.99
12/31/2004          10,965.97             10,981.04                10,910.35
 1/31/2005          10,673.90             10,731.21                10,673.55
 2/28/2005          10,908.87             10,948.18                10,868.91
 3/31/2005          10,724.35             10,776.04                10,695.00
 4/30/2005          10,491.35             10,482.71                10,469.84
 5/31/2005          10,888.88             10,911.95                10,854.98
 6/30/2005          10,964.95             11,032.10                10,907.04
 7/31/2005          11,414.79             11,499.74                11,363.72
 8/31/2005          11,305.97             11,447.38                11,351.86
 9/30/2005          11,404.88             11,550.21                11,426.70
10/31/2005          11,191.29             11,311.39                11,153.65
11/30/2005          11,626.63             11,746.73                11,634.46
12/31/2005          11,637.06             11,883.84                11,662.48
 1/31/2006          12,025.87             12,325.22                12,066.81
 2/28/2006          12,047.25             12,276.22                11,984.68
 3/31/2006          12,255.49             12,549.83                12,095.16
 4/30/2006          12,388.45             12,705.30                12,253.31
 5/31/2006          11,991.82             12,265.19                11,665.00
 6/30/2006          12,013.04             12,229.04                11,686.05
 7/31/2006          12,001.79             12,082.49                11,502.16
 8/31/2006          12,295.39             12,368.45                11,609.96
 9/30/2006          12,570.62             12,634.03                11,991.03
10/31/2006          13,023.13             13,104.04                12,365.75
11/30/2006          13,306.49             13,414.39                12,715.06
12/31/2006          13,465.85             13,564.40                12,776.55
 1/31/2007          13,722.16             13,860.05                13,151.49
 2/28/2007          13,497.06             13,677.37                12,925.11
 3/31/2007          13,637.54             13,821.54                13,144.42
 4/30/2007          14,182.32             14,359.07                13,575.96
 5/31/2007          14,699.15             14,896.67                14,233.89
 6/30/2007          14,423.86             14,767.68                14,092.40
 7/31/2007          13,931.97             14,295.20                13,625.49
 8/31/2007          14,131.95             14,387.51                13,745.75
 9/30/2007          14,647.16             14,888.94                14,248.04
10/31/2007          14,915.85             15,189.00                14,707.88
11/30/2007          14,244.36             14,506.47                14,085.33
12/31/2007          14,158.16             14,374.12                13,989.56
 1/31/2008          13,300.01             13,566.88                13,017.16
 2/29/2008          12,886.92             13,209.40                12,551.38
 3/31/2008          12,810.57             13,023.51                12,371.61
 4/30/2008          13,451.21             13,678.08                13,082.53
 5/31/2008          13,726.78             14,013.32                13,417.56
 6/30/2008          12,594.03             12,896.06                12,381.43
 7/31/2008          12,493.59             12,707.34                12,160.34
 8/31/2008          12,687.63             12,828.63                12,258.60
 9/30/2008          11,494.69             11,398.23                10,971.99
10/31/2008           9,455.99              9,245.02                 8,895.77
11/30/2008           8,709.54              8,438.23                 8,066.92
12/31/2008           8,876.16              8,703.80                 8,190.03
 1/31/2009           8,131.27              8,088.29                 7,580.31
 2/28/2009           7,279.48              7,340.08                 6,896.43
 3/31/2009           7,917.11              7,932.84                 7,478.48
 4/30/2009           8,750.26              8,960.30                 8,321.36
 5/31/2009           9,217.15              9,512.88                 8,767.59
 6/30/2009           9,248.55              9,504.34                 8,689.10
 7/31/2009           9,968.42             10,292.74                 9,392.50
 8/31/2009          10,324.61             10,643.59                 9,715.24
 9/30/2009          10,757.17             11,126.38                10,182.73
10/31/2009          10,480.50             10,801.06                 9,950.74
11/30/2009          11,076.04             11,390.36                10,530.71
12/31/2009          11,391.68             11,776.31                10,832.89
 1/31/2010          10,981.04             11,343.00                10,409.53
 2/28/2010          11,353.31             11,725.06                10,807.98
 3/31/2010          12,068.87             12,446.32                11,475.35
 4/30/2010          12,329.33             12,688.56                11,674.78
 5/31/2010          11,355.35             11,690.06                10,710.88
 6/30/2010          10,702.55             11,107.38                10,063.61
 7/31/2010          11,445.55             11,825.85                10,871.03
 8/31/2010          10,906.77             11,298.05                10,263.39
 9/30/2010          11,936.56             12,328.96                11,314.63
10/31/2010          12,403.00             12,850.20                11,756.54
11/30/2010          12,474.60             12,897.39                11,773.21
12/31/2010          13,320.25             13,734.59                12,558.63
 1/31/2011          13,611.18             14,063.42                12,826.01
 2/28/2011          14,106.74             14,547.82                13,193.66
 3/31/2011          14,170.37             14,611.35                13,177.83
 4/30/2011          14,592.14             15,038.38                13,629.64
 5/31/2011          14,425.65             14,830.17                13,462.31
 6/30/2011          14,166.58             14,568.22                13,201.46
 7/31/2011          13,842.16             14,225.69                12,773.98
 8/31/2011          13,011.70             13,214.17                11,952.56
 9/30/2011          12,002.05             12,086.76                10,962.90
10/31/2011          13,383.40             13,422.91                12,307.02
11/30/2011          13,347.23             13,344.00                12,206.21
12/31/2011          13,456.93             13,348.96                12,241.54
 1/31/2012          14,136.01             14,079.76                12,957.66
 2/29/2012          14,734.00             14,688.93                13,522.14
 3/31/2012          15,188.50             15,036.56                13,874.81
 4/30/2012          15,088.88             14,892.60                13,638.50
 5/31/2012          14,156.10             13,872.33                12,566.66
 6/30/2012          14,710.53             14,341.53                12,963.16
 7/31/2012          14,856.24             14,472.30                13,064.70
 8/31/2012          15,227.02             14,852.07                13,521.62
 9/30/2012          15,626.88             15,245.25                13,847.09
10/31/2012          15,357.34             15,059.01                13,584.22
11/30/2012          15,476.27             15,249.21                13,643.58
12/31/2012          15,665.93             15,504.94                13,771.04
 1/31/2013          16,525.53             16,385.94                14,520.02
 2/28/2013          16,744.53             16,542.61                14,613.64
 3/31/2013          17,400.70             17,169.52                15,080.30
 4/30/2013          17,685.52             17,379.35                15,310.60
 5/31/2013          18,102.74             17,820.66                15,830.90
 6/30/2013          17,867.94             17,554.52                15,612.48
 7/31/2013          18,847.24             18,535.60                16,578.64
 8/31/2013          18,321.11             18,045.73                16,125.49
 9/30/2013          19,002.22             18,773.89                16,744.93
10/31/2013          19,809.39             19,499.07                17,558.62
11/30/2013          20,384.27             20,021.03                18,192.45
12/31/2013          20,922.07             20,556.11                18,715.79
 1/31/2014          20,261.06             19,915.92                18,072.21

                                   [END CHART]

                          Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA GROWTH & INCOME FUND

================================================================================

USAA GROWTH & INCOME FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: USGIX)

--------------------------------------------------------------------------------
                                          1/31/14                      7/31/13
--------------------------------------------------------------------------------
Net Assets                             $8.6 Million                 $7.9 Million
Net Asset Value Per Share                 $21.01                       $19.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
  8/01/13-1/31/14*               1 Year                Since Inception 8/01/10
       8.86%                     24.13%                         14.55%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                                              Since Inception 8/01/10
   35.49%                                                       16.12%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
  Before Reimbursement    1.39%                   After Reimbursement    1.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 3000       LIPPER MULTI-CAP       USAA GROWTH & INCOME
                      INDEX          CORE FUNDS INDEX        FUND ADVISER SHARES
 7/31/2010         $10,000.00           $10,000.00               $10,000.00
 8/31/2010           9,529.27             9,553.69                 9,242.88
 9/30/2010          10,429.00            10,425.42                10,181.90
10/31/2010          10,836.53            10,866.19                10,572.36
11/30/2010          10,899.09            10,906.09                10,594.88
12/31/2010          11,637.93            11,614.04                11,294.92
 1/31/2011          11,892.12            11,892.10                11,535.56
 2/28/2011          12,325.09            12,301.71                11,858.92
 3/31/2011          12,380.68            12,355.43                11,843.03
 4/30/2011          12,749.19            12,716.53                12,249.34
 5/31/2011          12,603.72            12,540.46                12,091.33
 6/30/2011          12,377.37            12,318.96                11,856.29
 7/31/2011          12,093.93            12,029.32                11,464.60
 8/31/2011          11,368.35            11,173.96                10,726.40
 9/30/2011          10,486.22            10,220.62                 9,836.31
10/31/2011          11,693.10            11,350.48                11,035.68
11/30/2011          11,661.50            11,283.76                10,945.16
12/31/2011          11,757.35            11,287.94                10,972.69
 1/31/2012          12,350.66            11,905.91                11,615.47
 2/29/2012          12,873.13            12,421.03                12,114.58
 3/31/2012          13,270.23            12,714.99                12,431.21
 4/30/2012          13,183.19            12,593.26                12,211.66
 5/31/2012          12,368.22            11,730.51                11,257.74
 6/30/2012          12,852.62            12,127.27                11,605.30
 7/31/2012          12,979.93            12,237.85                11,696.32
 8/31/2012          13,303.88            12,558.98                12,098.34
 9/30/2012          13,653.24            12,891.45                12,389.98
10/31/2012          13,417.75            12,733.97                12,154.49
11/30/2012          13,521.65            12,894.80                12,200.07
12/31/2012          13,687.36            13,111.05                12,299.97
 1/31/2013          14,438.39            13,856.03                12,962.98
 2/28/2013          14,629.74            13,988.51                13,046.81
 3/31/2013          15,203.03            14,518.63                13,461.18
 4/30/2013          15,451.88            14,696.06                13,659.59
 5/31/2013          15,816.40            15,069.23                14,125.08
 6/30/2013          15,611.25            14,844.19                13,925.21
 7/31/2013          16,466.88            15,673.79                14,781.20
 8/31/2013          16,007.19            15,259.55                14,376.13
 9/30/2013          16,602.28            15,875.29                14,917.60
10/31/2013          17,307.51            16,488.51                15,644.36
11/30/2013          17,809.78            16,929.88                16,202.81
12/31/2013          18,279.65            17,382.35                16,664.87
 1/31/2014          17,702.13            16,841.00                16,090.50

                                   [END CHART]

                      Data from 7/31/10 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Russell 3000 Index and the Lipper Multi-Cap Core Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2014
                                (% of Net Assets)

Gilead Sciences, Inc. ....................................................  2.8%
Citigroup, Inc. ..........................................................  2.1%
Hewlett-Packard Co. ......................................................  2.0%
JPMorgan Chase & Co. .....................................................  1.8%
NXP Semiconductors N.V. ..................................................  1.7%
Apple, Inc. ..............................................................  1.6%
Eaton Corp. plc ..........................................................  1.6%
Canadian Pacific Railway Ltd. ............................................  1.5%
Capital One Financial Corp. ..............................................  1.4%
Google, Inc. "A" .........................................................  1.4%

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     19.2%
FINANCIALS                                                                 18.0%
INDUSTRIALS                                                                15.3%
HEALTH CARE                                                                14.7%
CONSUMER DISCRETIONARY                                                     12.8%
ENERGY                                                                      7.7%
CONSUMER STAPLES                                                            6.1%
MATERIALS                                                                   2.2%
TELECOMMUNICATION SERVICES                                                  1.5%
UTILITIES                                                                   0.3%
MONEY MARKET INSTRUMENTS                                                    2.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMMON STOCKS (97.8%)

             CONSUMER DISCRETIONARY (12.8%)
             ------------------------------
             ADVERTISING (0.6%)
   486,900   Interpublic Group of Companies, Inc.                                       $    7,946
                                                                                        ----------
             APPAREL RETAIL (0.2%)
    84,900   Abercrombie & Fitch Co. "A"                                                     3,004
                                                                                        ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
    28,500   Coach, Inc.                                                                     1,365
    35,400   Fossil Group, Inc.*                                                             3,959
    72,200   Hanesbrands, Inc.                                                               5,136
    28,800   PVH Corp.                                                                       3,481
                                                                                        ----------
                                                                                            13,941
                                                                                        ----------
             AUTO PARTS & EQUIPMENT (0.4%)
    89,300   Delphi Automotive plc                                                           5,437
                                                                                        ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
    44,700   Daimler AG ADR                                                                  3,749
   121,900   General Motors Co.*                                                             4,398
                                                                                        ----------
                                                                                             8,147
                                                                                        ----------
             AUTOMOTIVE RETAIL (0.4%)
    10,920   AutoZone, Inc.*                                                                 5,406
                                                                                        ----------
             BROADCASTING (0.6%)
   158,490   CBS Corp. "B"                                                                   9,307
                                                                                        ----------
             CABLE & SATELLITE (0.7%)
   171,100   Comcast Corp. "A"                                                               9,316
                                                                                        ----------
             CASINOS & GAMING (0.7%)
   220,700   International Game Technology                                                   3,185
    16,775   Las Vegas Sands Corp.                                                           1,283
   226,800   MGM Resorts International*                                                      5,525
                                                                                        ----------
                                                                                             9,993
                                                                                        ----------
             COMPUTER & ELECTRONICS RETAIL (0.5%)
   109,210   Conn's, Inc.*                                                                   6,630
                                                                                        ----------
             DEPARTMENT STORES (0.6%)
   167,530   Kohl's Corp.                                                                    8,482
                                                                                        ----------

================================================================================

12  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             EDUCATION SERVICES (0.6%)
   101,800   American Public Education, Inc.*                                           $    4,309
    67,500   Grand Canyon Education, Inc.*                                                   2,958
    49,200   ITT Educational Services, Inc.*                                                 1,447
                                                                                        ----------
                                                                                             8,714
                                                                                        ----------
             GENERAL MERCHANDISE STORES (1.1%)
    51,900   Dollar General Corp.*                                                           2,923
   181,720   Dollar Tree, Inc.*                                                              9,181
    72,200   Target Corp.                                                                    4,089
                                                                                        ----------
                                                                                            16,193
                                                                                        ----------
             HOME IMPROVEMENT RETAIL (0.6%)
   182,785   Lowe's Companies, Inc.                                                          8,461
                                                                                        ----------
             HOMEBUILDING (0.8%)
   345,615   D.R. Horton, Inc.*                                                              8,115
     3,214   NVR, Inc.*                                                                      3,707
                                                                                        ----------
                                                                                            11,822
                                                                                        ----------
             HOMEFURNISHING RETAIL (0.3%)
    79,300   Bed Bath & Beyond, Inc.*                                                        5,063
                                                                                        ----------
             HOTELS, RESORTS & CRUISE LINES (1.7%)
   325,900   Carnival Corp.                                                                 12,772
   101,900   Royal Caribbean Cruises Ltd.                                                    5,054
    77,280   Starwood Hotels & Resorts Worldwide, Inc.                                       5,774
                                                                                        ----------
                                                                                            23,600
                                                                                        ----------
             LEISURE PRODUCTS (0.2%)
    87,015   Mattel, Inc.                                                                    3,293
                                                                                        ----------
             MOTORCYCLE MANUFACTURERS (0.3%)
    59,800   Harley-Davidson, Inc.                                                           3,689
                                                                                        ----------
             MOVIES & ENTERTAINMENT (0.6%)
   111,900   Walt Disney Co.                                                                 8,125
                                                                                        ----------
             SPECIALTY STORES (0.3%)
    55,190   Tiffany & Co.                                                                   4,591
                                                                                        ----------
             Total Consumer Discretionary                                                  181,160
                                                                                        ----------
             CONSUMER STAPLES (6.1%)
             -----------------------
             BREWERS (0.9%)
   130,795   Anheuser-Busch InBev N.V. ADR                                                  12,542
                                                                                        ----------
             DRUG RETAIL (1.6%)
   216,570   CVS Caremark Corp.                                                             14,666

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
   142,340   Walgreen Co.                                                               $    8,163
                                                                                        ----------
                                                                                            22,829
                                                                                        ----------
             HOUSEHOLD PRODUCTS (0.8%)
   138,715   Procter & Gamble Co.                                                           10,628
                                                                                        ----------
             HYPERMARKETS & SUPER CENTERS (0.6%)
   111,510   Wal-Mart Stores, Inc.                                                           8,328
                                                                                        ----------
             PACKAGED FOODS & MEAT (0.5%)
    88,295   Green Mountain Coffee Roasters, Inc.                                            7,152
                                                                                        ----------
             SOFT DRINKS (0.7%)
    62,295   Monster Beverage Corp.*                                                         4,230
    75,900   PepsiCo, Inc.                                                                   6,099
                                                                                        ----------
                                                                                            10,329
                                                                                        ----------
             TOBACCO (1.0%)
   318,900   Altria Group, Inc.                                                             11,232
    39,600   Philip Morris International, Inc.                                               3,094
                                                                                        ----------
                                                                                            14,326
                                                                                        ----------
             Total Consumer Staples                                                         86,134
                                                                                        ----------
             ENERGY (7.7%)
             -------------
             INTEGRATED OIL & GAS (2.5%)
   141,470   BP plc ADR                                                                      6,633
    88,110   Chevron Corp.                                                                   9,836
   218,800   Occidental Petroleum Corp.                                                     19,160
                                                                                        ----------
                                                                                            35,629
                                                                                        ----------
             OIL & GAS DRILLING (1.4%)
    88,400   Atwood Oceanics, Inc.*                                                          4,190
   113,835   Ensco plc "A"                                                                   5,734
    91,800   Noble Corp. plc                                                                 2,849
    99,200   SeaDrill Ltd.                                                                   3,542
    63,000   Transocean Ltd.                                                                 2,727
                                                                                        ----------
                                                                                            19,042
                                                                                        ----------
             OIL & GAS EQUIPMENT & SERVICES (1.4%)
    40,900   Cameron International Corp.*                                                    2,453
   154,800   Halliburton Co.                                                                 7,586
    56,700   National-Oilwell Varco, Inc.                                                    4,253
    76,300   Oceaneering International, Inc.                                                 5,200
                                                                                        ----------
                                                                                            19,492
                                                                                        ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.2%)
   156,870   Anadarko Petroleum Corp.                                                       12,658
    64,600   ConocoPhillips                                                                  4,196

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
    47,000   Continental Resources, Inc.*                                               $    5,180
   121,600   Marathon Oil Corp.                                                              3,987
    91,595   Whiting Petroleum Corp.*                                                        5,347
                                                                                        ----------
                                                                                            31,368
                                                                                        ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    64,200   Valero Energy Corp.                                                             3,281
                                                                                        ----------
             Total Energy                                                                  108,812
                                                                                        ----------
             FINANCIALS (18.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
   110,965   Ameriprise Financial, Inc.                                                     11,723
    25,085   BlackRock, Inc.                                                                 7,537
    60,600   State Street Corp.                                                              4,057
    89,090   Waddell & Reed Financial, Inc. "A"                                              5,775
                                                                                        ----------
                                                                                            29,092
                                                                                        ----------
             CONSUMER FINANCE (2.4%)
    46,900   American Express Co.                                                            3,987
   291,300   Capital One Financial Corp.                                                    20,569
    79,400   Discover Financial Services                                                     4,260
   249,120   SLM Corp.                                                                       5,670
                                                                                        ----------
                                                                                            34,486
                                                                                        ----------
             DIVERSIFIED BANKS (0.8%)
   254,435   Wells Fargo & Co.                                                              11,536
                                                                                        ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   127,400   Charles Schwab Corp.                                                            3,162
   157,800   E*Trade Financial Corp.*                                                        3,159
   222,000   Morgan Stanley                                                                  6,551
                                                                                        ----------
                                                                                            12,872
                                                                                        ----------
             LIFE & HEALTH INSURANCE (1.3%)
   104,440   AFLAC, Inc.                                                                     6,557
    66,800   Lincoln National Corp.                                                          3,208
   170,200   MetLife, Inc.                                                                   8,348
                                                                                        ----------
                                                                                            18,113
                                                                                        ----------
             MULTI-LINE INSURANCE (1.2%)
   337,785   American International Group, Inc.                                             16,200
                                                                                        ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.4%)
   436,500   Bank of America Corp.                                                           7,311
   627,650   Citigroup, Inc.                                                                29,770
   440,150   JPMorgan Chase & Co.                                                           24,367
                                                                                        ----------
                                                                                            61,448
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (0.3%)
   197,722   Assured Guaranty Ltd.                                                      $    4,182
                                                                                        ----------
             REGIONAL BANKS (2.6%)
   213,600   BB&T Corp.                                                                      7,991
    77,600   CIT Group, Inc.                                                                 3,612
   225,300   Fifth Third Bancorp                                                             4,736
   349,800   First Niagara Financial Group, Inc.                                             3,022
   222,775   PNC Financial Services Group, Inc.                                             17,795
                                                                                        ----------
                                                                                            37,156
                                                                                        ----------
             SPECIALIZED FINANCE (1.4%)
   114,770   CME Group, Inc.                                                                 8,580
    53,620   IntercontinentalExchange Group, Inc.                                           11,196
                                                                                        ----------
                                                                                            19,776
                                                                                        ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   285,300   New York Community Bancorp, Inc.                                                4,619
   303,800   People's United Financial, Inc.                                                 4,317
                                                                                        ----------
                                                                                             8,936
                                                                                        ----------
             Total Financials                                                              253,797
                                                                                        ----------
             HEALTH CARE (14.7%)
             -------------------
             BIOTECHNOLOGY (3.8%)
   124,470   Amgen, Inc.                                                                    14,806
   483,800   Gilead Sciences, Inc.*                                                         39,018
                                                                                        ----------
                                                                                            53,824
                                                                                        ----------
             HEALTH CARE DISTRIBUTORS (0.6%)
    65,100   Cardinal Health, Inc.                                                           4,428
    20,880   McKesson Corp.                                                                  3,642
                                                                                        ----------
                                                                                             8,070
                                                                                        ----------
             HEALTH CARE EQUIPMENT (1.5%)
    97,925   Covidien plc                                                                    6,682
   204,800   Hologic, Inc.*                                                                  4,375
   100,900   Medtronic, Inc.                                                                 5,707
    80,850   St. Jude Medical, Inc.                                                          4,910
                                                                                        ----------
                                                                                            21,674
                                                                                        ----------
             HEALTH CARE FACILITIES (0.5%)
    62,700   HCA Holdings, Inc.*                                                             3,152
    45,800   Universal Health Services, Inc. "B"                                             3,756
                                                                                        ----------
                                                                                             6,908
                                                                                        ----------
             HEALTH CARE SERVICES (0.5%)
    15,600   Express Scripts Holdings Co.*                                                   1,165

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
    93,200   Omnicare, Inc.                                                             $    5,821
                                                                                        ----------
                                                                                             6,986
                                                                                        ----------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    46,200   Thermo Fisher Scientific, Inc.                                                  5,320
                                                                                        ----------
             MANAGED HEALTH CARE (1.9%)
   172,125   Cigna Corp.                                                                    14,856
    53,300   UnitedHealth Group, Inc.                                                        3,853
    86,528   WellPoint, Inc.                                                                 7,441
                                                                                        ----------
                                                                                            26,150
                                                                                        ----------
             PHARMACEUTICALS (5.5%)
    59,000   AbbVie, Inc.                                                                    2,904
    42,400   Allergan, Inc.                                                                  4,859
    82,175   Bristol-Myers Squibb Co.                                                        4,106
   130,080   Eli Lilly and Co.                                                               7,026
   161,600   Johnson & Johnson                                                              14,297
   250,380   Merck & Co., Inc.                                                              13,263
   641,787   Pfizer, Inc.                                                                   19,510
    32,300   Salix Pharmaceuticals Ltd.*                                                     3,144
    77,400   Sanofi ADR                                                                      3,785
    80,300   Teva Pharmaceutical Industries Ltd. ADR                                         3,584
    57,902   Zoetis, Inc.                                                                    1,758
                                                                                        ----------
                                                                                            78,236
                                                                                        ----------
             Total Health Care                                                             207,168
                                                                                        ----------
             INDUSTRIALS (15.3%)
             -------------------
             AEROSPACE & DEFENSE (3.1%)
    19,490   B/E Aerospace, Inc.*                                                            1,549
    60,800   Boeing Co.                                                                      7,616
    37,100   General Dynamics Corp.                                                          3,759
    65,680   Honeywell International, Inc.                                                   5,992
    64,800   Raytheon Co.                                                                    6,160
   264,500   Spirit AeroSystems Holdings, Inc. "A"*                                          8,969
    85,950   United Technologies Corp.                                                       9,800
                                                                                        ----------
                                                                                            43,845
                                                                                        ----------
             AIR FREIGHT & LOGISTICS (1.1%)
    77,355   FedEx Corp.                                                                    10,313
    62,800   United Parcel Service, Inc. "B"                                                 5,980
                                                                                        ----------
                                                                                            16,293
                                                                                        ----------
             AIRLINES (0.6%)
   183,480   United Continental Holdings, Inc.*                                              8,411
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (0.7%)
    77,735   Chicago Bridge & Iron Co. N.V.                                             $    5,829
   132,300   KBR, Inc.                                                                       4,141
                                                                                        ----------
                                                                                             9,970
                                                                                        ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   150,045   AGCO Corp.                                                                      8,002
    26,000   Caterpillar, Inc.                                                               2,442
    85,000   Joy Global, Inc.                                                                4,487
                                                                                        ----------
                                                                                            14,931
                                                                                        ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
   295,930   Eaton Corp. plc                                                                21,629
    48,100   Emerson Electric Co.                                                            3,172
                                                                                        ----------
                                                                                            24,801
                                                                                        ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   126,100   Republic Services, Inc.                                                         4,039
                                                                                        ----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    41,800   Danaher Corp.                                                                   3,109
   234,300   General Electric Co.                                                            5,888
                                                                                        ----------
                                                                                             8,997
                                                                                        ----------
             INDUSTRIAL MACHINERY (1.8%)
   115,085   Flowserve Corp.                                                                 8,324
    40,500   Illinois Tool Works, Inc.                                                       3,194
    62,700   Pentair Ltd.                                                                    4,661
    53,100   SPX Corp.                                                                       5,287
    48,900   Stanley Black & Decker, Inc.                                                    3,785
                                                                                        ----------
                                                                                            25,251
                                                                                        ----------
             MARINE PORTS & SERVICES (0.5%)
   222,300   Norwegian Cruise Line Holdings Ltd.*                                            7,785
                                                                                        ----------
             OFFICE SERVICES & SUPPLIES (0.3%)
   162,800   Herman Miller, Inc.                                                             4,563
                                                                                        ----------
             RAILROADS (2.2%)
   139,400   Canadian Pacific Railway Ltd.                                                  21,117
   110,090   Norfolk Southern Corp.                                                         10,193
                                                                                        ----------
                                                                                            31,310
                                                                                        ----------
             SECURITY & ALARM SERVICES (0.4%)
   127,300   Tyco International Ltd.                                                         5,154
                                                                                        ----------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
    96,125   WESCO International, Inc.*                                                      7,975
                                                                                        ----------

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             TRUCKING (0.2%)
   114,300   Hertz Global Holdings, Inc.*                                               $    2,974
                                                                                        ----------
             Total Industrials                                                             216,299
                                                                                        ----------
             INFORMATION TECHNOLOGY (19.2%)
             ------------------------------
             APPLICATION SOFTWARE (1.1%)
   139,100   Adobe Systems, Inc.*                                                            8,233
    78,740   Citrix Systems, Inc.*                                                           4,258
    56,340   Salesforce.com, Inc.*                                                           3,410
                                                                                        ----------
                                                                                            15,901
                                                                                        ----------
             COMMUNICATIONS EQUIPMENT (0.7%)
   263,000   Cisco Systems, Inc.                                                             5,763
    45,395   QUALCOMM, Inc.                                                                  3,369
                                                                                        ----------
                                                                                             9,132
                                                                                        ----------
             COMPUTER HARDWARE (3.8%)
    45,550   Apple, Inc.                                                                    22,802
   950,090   Hewlett-Packard Co.                                                            27,553
    97,900   NCR Corp.*                                                                      3,445
                                                                                        ----------
                                                                                            53,800
                                                                                        ----------
             COMPUTER STORAGE & PERIPHERALS (1.3%)
   306,710   EMC Corp.                                                                       7,434
   165,560   SanDisk Corp.                                                                  11,515
                                                                                        ----------
                                                                                            18,949
                                                                                        ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    39,908   Global Payments, Inc.                                                           2,638
    36,690   Heartland Payment Systems, Inc.                                                 1,582
    44,490   Visa, Inc. "A"                                                                  9,584
                                                                                        ----------
                                                                                            13,804
                                                                                        ----------
             ELECTRONIC COMPONENTS (0.3%)
    66,841   Belden, Inc.                                                                    4,325
                                                                                        ----------
             INTERNET SOFTWARE & SERVICES (4.0%)
   201,500   AOL, Inc.*                                                                      9,285
   106,240   eBay, Inc.*                                                                     5,652
   131,200   Facebook, Inc. "A"*                                                             8,209
    16,945   Google, Inc. "A"*                                                              20,012
    38,570   IAC/InterActiveCorp.                                                            2,701
    72,000   Rackspace Hosting, Inc.*                                                        2,622
   143,186   Web.com Group, Inc.*                                                            4,840
    73,800   Yahoo! Inc.*                                                                    2,658
                                                                                        ----------
                                                                                            55,979
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.2%)
    32,300   Cognizant Technology Solutions Corp. "A"*                                  $    3,131
                                                                                        ----------
             SEMICONDUCTOR EQUIPMENT (0.6%)
   459,300   Applied Materials, Inc.                                                         7,725
                                                                                        ----------
             SEMICONDUCTORS (3.3%)
   323,400   Broadcom Corp. "A"                                                              9,624
   255,900   Fairchild Semiconductor International, Inc.*                                    3,265
   108,800   Microchip Technology, Inc.                                                      4,881
   509,205   NXP Semiconductors N.V.*                                                       24,620
   111,000   Texas Instruments, Inc.                                                         4,707
                                                                                        ----------
                                                                                            47,097
                                                                                        ----------
             SYSTEMS SOFTWARE (2.7%)
   115,600   CA, Inc.                                                                        3,708
    95,480   Check Point Software Technologies Ltd.*                                         6,247
   481,800   Microsoft Corp.                                                                18,236
   186,165   Oracle Corp.                                                                    6,870
   135,500   Symantec Corp.                                                                  2,901
                                                                                        ----------
                                                                                            37,962
                                                                                        ----------
             TECHNOLOGY DISTRIBUTORS (0.2%)
   132,900   CDW Corp.                                                                       3,146
                                                                                        ----------
             Total Information Technology                                                  270,951
                                                                                        ----------
             MATERIALS (2.2%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    37,300   LyondellBasell Industries N.V. "A"                                              2,938
                                                                                        ----------
             CONSTRUCTION MATERIALS (0.4%)
   203,400   CRH plc ADR                                                                     5,268
                                                                                        ----------
             DIVERSIFIED CHEMICALS (0.2%)
    53,000   E.I. du Pont de Nemours & Co.                                                   3,233
                                                                                        ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    56,000   Monsanto Co.                                                                    5,967
                                                                                        ----------
             GOLD (0.2%)
   137,500   Barrick Gold Corp.                                                              2,651
                                                                                        ----------
             PAPER PRODUCTS (0.5%)
   157,100   International Paper Co.                                                         7,500
                                                                                        ----------
             SPECIALTY CHEMICALS (0.3%)
    61,400   Rockwood Holdings, Inc.                                                         4,208
                                                                                        ----------
             Total Materials                                                                31,765
                                                                                        ----------

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    95,980   AT&T, Inc.                                                                 $    3,198
    96,500   Verizon Communications, Inc.                                                    4,634
                                                                                        ----------
                                                                                             7,832
                                                                                        ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   200,000   T-Mobile USA, Inc.                                                              6,114
   195,100   Vodafone Group plc ADR                                                          7,230
                                                                                        ----------
                                                                                            13,344
                                                                                        ----------
             Total Telecommunication Services                                               21,176
                                                                                        ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    40,995   NextEra Energy, Inc.                                                            3,769
                                                                                        ----------
             Total Common Stocks (cost: $1,093,402)                                      1,381,031
                                                                                        ----------

             MONEY MARKET INSTRUMENTS (2.0%)

             MONEY MARKET FUNDS (2.0%)
29,039,811   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $29,040)       29,040
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $1,122,442)                                       $1,410,071
                                                                                        ==========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS          INPUTS         TOTAL
--------------------------------------------------------------------------------------------------
Common Stocks                         $1,381,031                  $-              $-    $1,381,031
Money Market Instruments:
   Money Market Funds                     29,040                   -               -        29,040
--------------------------------------------------------------------------------------------------
Total                                 $1,410,071                  $-              $-    $1,410,071
--------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

-------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 12.8% of net assets at January 31, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,122,442)       $1,410,071
   Receivables:
      Capital shares sold                                                       937
      Dividends and interest                                                    959
      Securities sold                                                        12,650
                                                                         ----------
          Total assets                                                    1,424,617
                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                   10,817
      Capital shares redeemed                                                   619
   Accrued management fees                                                      775
   Accrued transfer agent's fees                                                 67
   Other accrued expenses and payables                                          109
                                                                         ----------
         Total liabilities                                                   12,387
                                                                         ----------
            Net assets applicable to capital shares outstanding          $1,412,230
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $1,065,104
   Accumulated undistributed net investment income                               28
   Accumulated net realized gain on investments                              59,469
   Net unrealized appreciation of investments                               287,629
                                                                         ----------
            Net assets applicable to capital shares outstanding          $1,412,230
                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,403,603/66,635 shares outstanding)   $    21.06
                                                                         ==========
      Adviser Shares (net assets of $8,627/411 shares outstanding)       $    21.01
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $21)                     $  12,022
   Interest                                                                    14
                                                                        ---------
      Total income                                                         12,036
                                                                        ---------
EXPENSES
   Management fees                                                          4,458
   Administration and servicing fees:
      Fund Shares                                                           1,118
      Adviser Shares                                                            6
   Transfer agent's fees:
      Fund Shares                                                           1,248
   Distribution and service fees (Note 6F):
      Adviser Shares                                                           11
   Custody and accounting fees:
      Fund Shares                                                             110
      Adviser Shares                                                            1
   Postage:
      Fund Shares                                                              49
   Shareholder reporting fees:
      Fund Shares                                                              33
   Trustees' fees                                                               7
   Registration fees:
      Fund Shares                                                              16
      Adviser Shares                                                           12
   Professional fees                                                           61
   Other                                                                       13
                                                                        ---------
         Total expenses                                                     7,143
   Expenses paid indirectly:
      Fund Shares                                                              (1)
                                                                        ---------
         Net expenses                                                       7,142
                                                                        ---------
NET INVESTMENT INCOME                                                       4,894
                                                                        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                         129,214
      Foreign currency transactions                                            (2)
   Change in net unrealized appreciation/depreciation                      (1,305)
                                                                        ---------
         Net realized and unrealized gain                                 127,907
                                                                        ---------
   Increase in net assets resulting from operations                     $ 132,801
                                                                        =========

See accompanying notes to financial statements.

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

-----------------------------------------------------------------------------------------

                                                                  1/31/2014     7/31/2013
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $    4,894    $   13,140
   Net realized gain on investments                                 129,214       133,766
   Net realized loss on foreign currency transactions                    (2)           (2)
   Change in net unrealized appreciation/depreciation
      of investments                                                 (1,305)      159,099
                                                                 ------------------------
      Increase in net assets resulting from operations              132,801       306,003
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    (5,494)      (12,941)
      Adviser Shares                                                    (17)          (52)
                                                                 ------------------------
         Distributions to shareholders                               (5,511)      (12,993)
                                                                 ------------------------
NET DECEASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                     (141,299)      (25,659)
   Adviser Shares                                                        24           101
                                                                 ------------------------
      Total net decrease in net assets from capital
         share transactions                                        (141,275)      (25,558)
                                                                 ------------------------
   Net increase (decrease) in net assets                            (13,985)      267,452
NET ASSETS
   Beginning of period                                            1,426,215     1,158,763
                                                                 ------------------------
   End of period                                                 $1,412,230    $1,426,215
                                                                 ========================
Accumulated undistributed net investment income:
   End of period                                                 $       28    $      645
                                                                 ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are to seek capital growth and, secondarily, current income.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

        is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

28  | USAA GROWTH & INCOME FUND

================================================================================

        bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in

================================================================================

30  | USAA GROWTH & INCOME FUND

================================================================================

    U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    six-month period ended January 31, 2014, brokerage commission recapture credits reduced the Fund Shares' and Adviser Shares' expenses by $1,000 and less than $500, respectively. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $4,000, which represents 2.4% of the total fees paid to

================================================================================

32  | USAA GROWTH & INCOME FUND

================================================================================

CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had pre-enactment capital loss carryforwards of $58,193,000, and no post-enactment capital loss carryworwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $320,178,000 and $461,841,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $296,489,000 and $8,860,000, respectively, resulting in net unrealized appreciation of $287,629,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                                  SIX-MONTH
                                                 PERIOD ENDED               YEAR ENDED
                                               JANUARY 31, 2014            JULY 31, 2013
-------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT        SHARES      AMOUNT
                                           ------------------------------------------------
FUND SHARES:
Shares sold                                   4,469    $  91,583          9,260   $ 159,608
Shares issued from
  reinvested dividends                          261        5,405            754      12,733
Shares redeemed                             (11,238)    (238,287)       (11,498)   (198,000)
                                           ------------------------------------------------
Net decrease from capital
  share transactions                         (6,508)   $(141,299)        (1,484)  $ (25,659)
                                           ================================================
ADVISER SHARES:
Shares sold                                       3    $      72              7   $     123
Shares issued from
  reinvested dividends                            -*           -*             -*          1
Shares redeemed                                  (2)         (48)            (2)        (23)
                                           ------------------------------------------------
Net increase from capital
  share transactions                              1    $      24              5   $     101
                                           ================================================

*Represents less than 500 shares or $500

================================================================================

34  | USAA GROWTH & INCOME FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser(s) could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Core Funds Index over the performance period. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The performance period for each class consists of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $4,458,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(39,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.01)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which Wellington Management and BHMS direct the investment and reinvestment of

================================================================================

36  | USAA GROWTH & INCOME FUND

================================================================================

    portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $594,000.

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to BHMS, of $406,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,118,000 and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $21,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2014, the Adviser Shares incurred no reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,248,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $11,000.

================================================================================

38  | USAA GROWTH & INCOME FUND

================================================================================

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 398,000 shares, which represent 96.8% of the Adviser Shares and 0.6% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                      JANUARY 31,                           YEAR ENDED JULY 31,
                                   ------------------------------------------------------------------------------
                                         2014          2013          2012          2011          2010        2009
                                   ------------------------------------------------------------------------------
Net asset value at
  beginning of period              $    19.39    $    15.44    $    15.24    $    13.06    $    11.35    $  14.86
                                   ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .07           .18           .14           .11           .08         .11
  Net realized and
    unrealized gain (loss)               1.68          3.95           .20          2.17          1.71       (3.51)
                                   ------------------------------------------------------------------------------
Total from investment
  operations                             1.75          4.13           .34          2.28          1.79       (3.40)
                                   ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.08)         (.18)         (.14)         (.10)         (.08)       (.11)
                                   ------------------------------------------------------------------------------
  Net asset value at end
    of period                      $    21.06    $    19.39    $    15.44    $    15.24    $    13.06    $  11.35
                                   ==============================================================================
Total return (%)*                        9.01         26.90          2.28         17.50         15.74(a)   (22.81)
Net assets at end
  of period (000)                  $1,403,603    $1,418,296    $1,152,540    $1,153,199    $1,031,233    $927,126
Ratios to average
  net assets:**
  Expenses (%)(b)                         .95(c)        .96          1.01           .98          1.04(a)     1.12
  Net investment
    income (%)                            .65(c)       1.04           .93           .72           .60         .99
Portfolio turnover (%)                     22           112(d)         51            52            91         100

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $1,478,434,000.

(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $167,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the
    Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the
    Financial Highlights table.

(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)   (.01%)

    (+)Represents less than 0.01% of average net assets.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(d) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

40  | USAA GROWTH & INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED                                PERIOD ENDED
                                                 JANUARY 31,       YEAR ENDED JULY 31,        JULY 31,
                                                --------------------------------------------------------
                                                    2014           2013           2012           2011***
                                                --------------------------------------------------------
Net asset value at beginning of period            $19.34         $15.42         $15.22         $13.34
                                                  ---------------------------------------------------
Income from investment operations:
  Net investment income                              .03            .12            .10            .05
  Net realized and unrealized gain                  1.68           3.93            .20           1.90
                                                  ---------------------------------------------------
Total from investment operations                    1.71           4.05            .30           1.95
                                                  ---------------------------------------------------
Less distributions from:
  Net investment income                             (.04)          (.13)          (.10)          (.07)
                                                  ---------------------------------------------------
Net asset value at end of period                  $21.01         $19.34         $15.42         $15.22
                                                  ===================================================
Total return (%)*                                   8.86          26.37           2.02          14.65
Net assets at end of period (000)                 $8,627         $7,919         $6,223         $6,151
Ratios to average net assets:**
  Expenses (%)(a)                                   1.30(b)        1.30           1.30           1.30(b)
  Expenses, excluding reimbursements (%)(a)         1.30(b)        1.39           1.43           1.83(b)
  Net investment income (%)                          .30(b)         .70            .64            .35(b)
Portfolio turnover (%)                                22            112(c)          51             52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $8,375,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed

================================================================================

42  | USAA GROWTH & INCOME FUND

================================================================================

rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                     AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                     ---------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,090.10                  $5.00

Hypothetical
 (5% return before expenses)             1,000.00               1,020.42                   4.84

ADVISER SHARES
Actual                                   1,000.00               1,088.60                   6.84

Hypothetical
 (5% return before expenses)             1,000.00               1,018.65                   6.61

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Fund Shares and 1.30% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.01% for Fund Shares and 8.86% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23432-0314                               (C)2014, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.